Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018
Consolidated Statement of Comprehensive Loss [Abstract]
Revenue	$ 182,607	$ 58,124	$ 17,095
Cost of sales	(119,029)	(38,733)	(6,266)
Gross profit	63,578	19,391	10,829
Research and development expenses	(27,618)	(15,827)	(10,703)
Selling, general and administrative expenses	(76,673)	(35,498)	(17,342)
Restructuring and acquisition costs	(1,017)	(13,038)	0
Share based payment expense	(4,729)	(841)	(821)
Impairment charge	0	(4,670)	0
Operating loss before finance expense	(46,459)	(50,483)	(18,037)
Non-cash change in fair value of contingent consideration	(27,827)	(6,740)	(10,566)
Non-cash contingent value rights finance expense	(12,004)	(1,511)	0
Net finance expense - other	(19,569)	(4,759)	(1,841)
Loss on ordinary activities before taxation	(105,859)	(63,493)	(30,444)
Tax credit/(Charge) on loss on ordinary activities	1,332	495	(43)
Loss for the year attributable to the equity holders of the Company	(104,527)	(62,998)	(30,487)
Exchange translation differences which may be reclassified through profit or loss	(2,164)	755	(77)
Total other comprehensive (loss)/income	(2,164)	755	(77)
Total comprehensive loss for the year attributable to the equity holders of the Company	$ (106,691)	$ (62,243)	$ (30,564)
Loss per share
Loss per share - basic and diluted, attributable to ordinary equity holders of the parent (US$) (in dollars per share)	$ (0.66)	$ (0.83)	$ (0.67)

[1]	see Note 27